Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Information on Restricted Share Plan
Information of restricted shares was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2022	2021
Shares unvested as of January 1	7,791	—
Shares granted	—	7,791
Shares vested	(1,948)	—
Shares forfeited	(274)	—
Shares unvested as of December 31	5,569	7,791
Information of RSUs was as follows:

Unit: in Thousands of Shares
For the Year Ended December 31
2022
RSUs unvested as of January 1	—
RSUs granted	3,910
RSUs vested	(259)
RSUs forfeited	(37)
RSUs unvested as of December 31	3,614

Information on Employee Share Options
Information of share options was as follows:

	For the Year Ended December 31
	2022
	Options (in Thousands)	Weighted Average Exercise Price
Options outstanding as of January 1	$—	$—
Options granted	4,874	5.20
Options forfeited	(25)	5.20
Options exercised	(1)	5.20
Options outstanding as of December 31	4,848	5.20
Options exercisable as of December 31	1,217	5.20

Information on Fair Values Of Share Options On The Grant Date
The fair values of share options on the grant date were derived from the Binomial Model. The inputs to the model were as follows:

Share Options Granted in August 2022
Weighted average share price (in U.S. dollars per share)	$5.20
Weighted average exercise price (in U.S. dollars per share)	$5.20
Expected volatility	65.50%
Option life (in years)	10.0
Expected dividend yield	—%
Risk-free interest rate	2.86%
Expected early exercise multiple	2.2